Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the 2023 Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our Peer Group, Net Income and Adjusted EBITDA (non-GAAP).

	Summary	Compensation	Summary	Compensation	Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year (a)	Compensation Table Total for PEO (Brenton L. Saunders)(1) (b)	Actually Paid to PEO (Brenton L. Saunders)(2) (c)	Compensation Table Total for PEO (Joseph C. Papa)(1) (b)	Actually Paid to PEO (Joseph C. Papa)(2) (c)	Compensation Table Total for Non-PEO NEOs(1) (d)	Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3) (g)	Net Income(4) (h)	Adjusted EBITDA (non- GAAP)(5) ($) (i)
2023	45,309,051	36,157,891	9,528,086	5,644,847	4,318,944	3,286,641	85.30	103.30	(260)	738
2022	—	—	19,781,761	(3,950,168)	4,434,753	1,920,894	77.55	96.74	6	720

(1)	Compensation for our PEOs reflects the amounts reported in the 2023 Summary Compensation Table for the respective years. Our PEO in 2022 was Mr. Papa and our PEOs in 2023 were Mr. Saunders and Mr. Papa. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad. Average compensation for non-PEOs in 2023 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, Mr. Stewart, Ms. Ackermann, and Mr. Gordon.

(2)	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2023 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts in the table below reflect the year-over-year change in fair value of equity awards to equity award granted to our NEOs in 2023 and BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For information regarding the decisions made by our Talent and Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the “Compensation Discussion and Analysis” beginning on page 41.

	PEO 2023 (Brenton L. Saunders)	PEO 2023 (Joseph C. Papa)	Non-PEOs 2023
Summary Compensation Table Total	45,309,051	9,528,086	4,318,944
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	35,175,493	—	2,248,957
Plus Fair Value for Awards Granted in the Covered Year	26,024,333	—	1,592,798
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	—	(1,126,958)	(83,072)
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—	1,684
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	—	555,442	53,191
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	1,271,449	58,457
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	4,583,173	406,404
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid	36,157,891	5,644,847	3,286,641

Fair values set forth in the table above are computed in accordance with FASB ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date or fair values of awards that were forfeited in the covered year, which are valued as of the last day of the year immediately preceding the covered year.

(3)	TSR is cumulative for the measurement periods beginning on the B+L IPO date and ending on each of December 31, 2023 and December 31, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in Item 5 of the Company’s Annual Report.
(4)	Presented in millions. Reflects “Net Income” as required to be disclosed in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on Form 10-K for the years ended December 31, 2023 and December 31, 2022.
(5)	Presented in millions. This is a non-GAAP measure. Please see Appendix C for additional information and a reconciliation of non-GAAP financial measures to the most comparable GAAP financial measures and ratios.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Compensation for our PEOs reflects the amounts reported in the 2023 Summary Compensation Table for the respective years. Our PEO in 2022 was Mr. Papa and our PEOs in 2023 were Mr. Saunders and Mr. Papa. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad. Average compensation for non-PEOs in 2023 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, Mr. Stewart, Ms. Ackermann, and Mr. Gordon.

Adjustment To PEO Compensation, Footnote [Text Block]

	PEO 2023 (Brenton L. Saunders)	PEO 2023 (Joseph C. Papa)	Non-PEOs 2023
Summary Compensation Table Total	45,309,051	9,528,086	4,318,944
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	35,175,493	—	2,248,957
Plus Fair Value for Awards Granted in the Covered Year	26,024,333	—	1,592,798
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	—	(1,126,958)	(83,072)
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—	1,684
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	—	555,442	53,191
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	1,271,449	58,457
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	4,583,173	406,404
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid	36,157,891	5,644,847	3,286,641

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,318,944	$ 4,434,753
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,286,641	1,920,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO 2023 (Brenton L. Saunders)	PEO 2023 (Joseph C. Papa)	Non-PEOs 2023
Summary Compensation Table Total	45,309,051	9,528,086	4,318,944
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year (b)	35,175,493	—	2,248,957
Plus Fair Value for Awards Granted in the Covered Year	26,024,333	—	1,592,798
Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years	—	(1,126,958)	(83,072)
Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years	—	—	1,684
Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year	—	555,442	53,191
Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year	—	1,271,449	58,457
Less Fair Value of BLCO Awards Forfeited during the Covered Year	—	4,583,173	406,404
Less Fair Value of BHC Awards Forfeited during the Covered Year	—	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid	36,157,891	5,644,847	3,286,641

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid versus TSR and versus Peer Group TSR

The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our Peer Group over the covered fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid versus Net Income

The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Net Income over the covered fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid versus Adjusted EBITDA (Non-GAAP)*

The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our Adjusted EBITDA (Non-GAAP)* over the covered fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid versus TSR and versus Peer Group TSR

The following graph shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with our cumulative TSR and the cumulative TSR of our Peer Group over the covered fiscal years.

Tabular List [Table Text Block]

Performance Measures
Revenues
Adjusted EBITDA (non-GAAP)*
Organic Revenue Growth (non-GAAP)**
Relative Total Shareholder Return
Absolute Shareholder Return
*	Adjusted EBITDA is a non-GAAP measure.
**	Organic revenue growth, a non-GAAP ratio, is defined as a change on a period-over-period basis in revenues on a constant currency basis (if applicable) excluding the impact of acquisitions, divestitures and discontinuations.

See Appendix C for additional information on non-GAAP financial measures and ratios.

Total Shareholder Return Amount	[3]	$ 85.30	77.55
Peer Group Total Shareholder Return Amount	[3]	103.30	96.74
Net Income (Loss) Attributable to Parent	[4]	$ (260,000,000)	$ 6,000,000
Company Selected Measure Amount	[5]	738,000,000	720,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Adjusted EBITDA (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[7]	Organic Revenue Growth (non-GAAP)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Shareholder Return
Non-PEO NEO [Member] | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,248,957)
Non-PEO NEO [Member] | Plus Fair Value for Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,592,798
Non-PEO NEO [Member] | Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(83,072)
Non-PEO NEO [Member] | Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,684
Non-PEO NEO [Member] | Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		53,191
Non-PEO NEO [Member] | Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,457
Non-PEO NEO [Member] | Less Fair Value of BLCO Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(406,404)
Non-PEO NEO [Member] | Less Fair Value of BHC Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Aggregate Service Cost and Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	45,309,051
PEO Actually Paid Compensation Amount	[2]	$ 36,157,891
PEO Name		Mr. Saunders
Brenton L. Saunders | PEO [Member] | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (35,175,493)
Brenton L. Saunders | PEO [Member] | Plus Fair Value for Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,024,333
Brenton L. Saunders | PEO [Member] | Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Less Fair Value of BLCO Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Less Fair Value of BHC Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brenton L. Saunders | PEO [Member] | Plus Aggregate Service Cost and Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	9,528,086	19,781,761
PEO Actually Paid Compensation Amount	[2]	$ 5,644,847	$ (3,950,168)
PEO Name		Mr. Papa	Mr. Papa
Joseph C. Papa | PEO [Member] | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Plus Fair Value for Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Change in Fair Value of BLCO Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,126,958)
Joseph C. Papa | PEO [Member] | Change in Fair Value of BHC Outstanding Unvested Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Change in Fair Value of BLCO Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		555,442
Joseph C. Papa | PEO [Member] | Change in Fair Value of BHC Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,271,449
Joseph C. Papa | PEO [Member] | Less Fair Value of BLCO Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,583,173)
Joseph C. Papa | PEO [Member] | Less Fair Value of BHC Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Joseph C. Papa | PEO [Member] | Plus Aggregate Service Cost and Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Compensation for our PEOs reflects the amounts reported in the 2023 Summary Compensation Table for the respective years. Our PEO in 2022 was Mr. Papa and our PEOs in 2023 were Mr. Saunders and Mr. Papa. Average compensation for non-PEOs in 2022 includes the following NEOs: Mr. Eldessouky, Ms. Ackermann, Mr. Gordon, and Dr. Hashad. Average compensation for non-PEOs in 2023 includes the following NEOs: Mr. Eldessouky, Mr. Bailey, Dr. Hashad, Mr. Stewart, Ms. Ackermann, and Mr. Gordon.
[2]	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2023 reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. The amounts in the table below reflect the year-over-year change in fair value of equity awards to equity award granted to our NEOs in 2023 and BHC equity awards granted to our NEOs in years prior to our IPO in 2022. For information regarding the decisions made by our Talent and Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the “Compensation Discussion and Analysis” beginning on page 41.
[3]	TSR is cumulative for the measurement periods beginning on the B+L IPO date and ending on each of December 31, 2023 and December 31, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group for purposes of this table is the same as our Peer Group as determined under Item 201(e) of Regulation S-K and described in Item 5 of the Company’s Annual Report.
[4]	Presented in millions. Reflects “Net Income” as required to be disclosed in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on Form 10-K for the years ended December 31, 2023 and December 31, 2022.
[5]	Presented in millions. This is a non-GAAP measure. Please see Appendix C for additional information and a reconciliation of non-GAAP financial measures to the most comparable GAAP financial measures and ratios.
[6]	Adjusted EBITDA is a non-GAAP measure.
[7]	Organic revenue growth, a non-GAAP ratio, is defined as a change on a period-over-period basis in revenues on a constant currency basis (if applicable) excluding the impact of acquisitions, divestitures and discontinuations.